VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—84.3%
Brazil—10.2%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/25	770BRL	$ 136
Series F 10.000%, 1/1/31	3,980BRL	642
		778

Chile—0.8%
Bonos Tesoreria Pesos
5.000%, 3/1/35	45,000CLP	47
144A, RegS 5.000%, 10/1/28(2)(3)	15,000CLP	16
		63

China—4.8%
China Government Bond
3.130%, 11/21/29	120CNY	18
2.890%, 11/18/31	1,550CNY	231
3.720%, 4/12/51	650CNY	116
		365

Colombia—6.1%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,091,000COP	256
Titulos De Tesoreria
9.250%, 5/28/42	600,000COP	126
7.250%, 10/26/50	480,000COP	79
		461

Czech Republic—4.7%
Czech Republic
2.750%, 7/23/29	2,100CZK	89
1.750%, 6/23/32	1,740CZK	66
RegS 4.200%, 12/4/36(3)	4,490CZK	202
		357

Hungary—2.0%
Hungary Government Bond 4.750%, 11/24/32	59,800HUF	153
India—3.8%
Inter-American Development Bank 7.350%, 10/6/30	24,000INR	292
Indonesia—9.9%
Indonesia Government Bond
6.500%, 6/15/25	3,010,000IDR	195
9.000%, 3/15/29	2,010,000IDR	142
8.375%, 3/15/34	1,518,000IDR	110
7.500%, 5/15/38	3,278,000IDR	225
8.375%, 4/15/39	1,090,000IDR	81
		753

	Par Value(1)	Value

Malaysia—10.0%
Malaysia Government Bond
4.059%, 9/30/24	67MYR	$ 16
3.906%, 7/15/26	851MYR	199
3.885%, 8/15/29	1,030MYR	242
3.582%, 7/15/32	290MYR	66
4.893%, 6/8/38	785MYR	200
4.696%, 10/15/42	145MYR	36
		759

Mexico—9.2%
Mex Bonos Desarr
7.500%, 6/3/27	220MXN	10
7.750%, 5/29/31	3,360MXN	155
7.750%, 11/23/34	1,520MXN	68
7.750%, 11/13/42	6,570MXN	270
8.000%, 11/7/47	4,830MXN	201
		704

Peru—1.9%
Bonos De Tesoreria
6.150%, 8/12/32	300PEN	80
5.400%, 8/12/34	189PEN	46
5.350%, 8/12/40	90PEN	20
		146

Poland—3.6%
Poland Government Bond 6.000%, 10/25/33	1,030PLN	278
Romania—3.1%
Romania Government Bond
8.000%, 4/29/30	755RON	179
4.750%, 10/11/34	290RON	55
		234

South Africa—9.2%
Republic of South Africa
8.500%, 1/31/37	8,900ZAR	416
6.500%, 2/28/41	4,210ZAR	155
8.750%, 1/31/44	2,910ZAR	131
		702

Thailand—4.7%
Thailand Government Bond
2.875%, 12/17/28	870THB	26
3.775%, 6/25/32	4,380THB	141
3.300%, 6/17/38	3,610THB	113
4.675%, 6/29/44	2,180THB	80
		360

Uruguay—0.3%
Republica Orient Uruguay 8.250%, 5/21/31	950UYU	22
Total Foreign Government Securities (Identified Cost $6,377)		6,427

See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Corporate Bonds and Notes—3.2%
Poland—3.2%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	1,000PLN	$ 246
Total Corporate Bonds and Notes (Identified Cost $250)		246

Total Long-Term Investments—87.5% (Identified Cost $6,627)		6,673

Short-Term Investment—0.5%
Foreign Government Security—0.5%
Kazakhstan—0.5%
National Bank of Kazakhstan Note 0.000%, 9/18/24(4)	17,700KZT	37
Total Short-Term Investment (Identified Cost $37)		37

TOTAL INVESTMENTS—88.0% (Identified Cost $6,664)		$6,710
Other assets and liabilities, net—12.0%		914
NET ASSETS—100.0%		$7,624

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities amounted to a value of $16 or 0.2% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Brazil	12%
Mexico	11
Indonesia	11
South Africa	11
Malaysia	11
Colombia	7
Poland	7
Other	30
Total	100%
† % of total investments as of August 31, 2024.

Forward foreign currency exchange contracts as of August 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	310	USD	57	JPM	09/04/24	$—	$(2)
CLP	70,000	USD	74	JPM	09/03/24	2	—
CLP	70,000	USD	76	JPM	10/22/24	1	—
CNH	1,730	USD	240	JPM	09/12/24	4	—
CZK	3,540	USD	154	JPM	09/25/24	2	—
HUF	25,700	USD	71	GS	09/25/24	1	—
IDR	870,000	USD	53	JPM	09/10/24	3	—
IDR	600,000	USD	39	JPM	11/04/24	—	— (1)
INR	15,200	USD	181	JPM	09/30/24	—	— (1)
MXN	4,380	USD	231	JPM	09/03/24	—	(8)
MXN	4,500	USD	226	JPM	10/29/24	—(1)	—
MYR	350	USD	79	GS	10/15/24	2	—
PLN	440	USD	112	JPM	09/12/24	2	—
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of August 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
THB	7,870	USD	221	GS	09/19/24	$12	$—
TRY	4,600	USD	128	JPM	10/21/24	—	(1)
USD	76	CLP	70,000	JPM	09/03/24	—	(1)
USD	236	MXN	4,380	JPM	09/03/24	14	—
USD	55	BRL	310	JPM	09/04/24	—(1)	—
USD	56	IDR	870,000	JPM	09/10/24	—	— (1)
USD	212	ZAR	3,850	JPM	09/11/24	—	(4)
USD	79	CNH	570	JPM	09/12/24	—	(2)
USD	15	PLN	60	JPM	09/12/24	—	— (1)
USD	166	CZK	3,860	JPM	09/25/24	—	(5)
USD	108	INR	9,100	JPM	09/30/24	—(1)	—
USD	41	MYR	180	GS	10/15/24	—	(1)
USD	30	RUB	2,700	JPM	10/15/24	1	—
USD	197	COP	810,000	CITI	10/16/24	5	—
USD	42	RON	190	JPM	10/21/24	—	— (1)
USD	105	MXN	2,060	JPM	10/29/24	1	—
USD	22	BRL	120	JPM	11/04/24	1	—
ZAR	2,770	USD	157	JPM	09/11/24	—	(2)
Total						$51	$(26)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of August 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$6,464	$6,464
Corporate Bonds and Notes	246	246
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	51	51
Total Assets	6,761	6,761
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(26)	(26)
Total Liabilities	(26)	(26)
Total Investments	$6,735	$6,735
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at August 31, 2024.
There were no transfers into or out of Level 3 related to securities held at August 31, 2024.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
4